HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8%
	ADVERTISING & MARKETING - 0.1%
2,010	Interpublic Group of Companies, Inc.	$ 51,456
1,328	Omnicom Group, Inc.	83,784
		135,240
	AEROSPACE & DEFENSE - 0.0%(a)
243	Barnes Group, Inc.	7,018
86	Moog, Inc., Class A	6,050
29	Teledyne Technologies, Inc.(b)	9,787
		22,855
	APPAREL & TEXTILE PRODUCTS - 0.1%
93	Carter's, Inc.	6,094
1,868	Figs, Inc.(b)	15,411
1,392	Fossil Group, Inc.(b)	4,761
1,226	Hanesbrands, Inc.	8,533
653	Levi Strauss & Company, Class A	9,449
290	PVH Corporation	12,992
127	Ralph Lauren Corporation	10,786
610	VF Corporation	18,245
		86,271
	ASSET MANAGEMENT - 0.4%
71	Affiliated Managers Group, Inc.	7,941
199	Ameriprise Financial, Inc.	50,138
713	Ares Management Corporation, Class A	44,170
111	BlackRock, Inc.	61,081
1,206	Carlyle Group, Inc.	31,163
1,157	Charles Schwab Corporation	83,154
693	Franklin Resources, Inc.	14,913
1,271	Invesco Ltd.	17,413
124	LPL Financial Holdings, Inc.	27,092
1,220	ODP Corporation (The)(b)	42,883
433	Raymond James Financial, Inc.	42,789
363	Stifel Financial Corporation	18,843
261	T Rowe Price Group, Inc.	27,408
		468,988

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	AUTOMOTIVE - 0.1%
3,644	Goodyear Tire & Rubber Company(b)	$ 36,768
6,140	Luminar Technologies, Inc.(b)	44,730
147	Tesla, Inc.(b)	38,992
		120,490
	BANKING - 2.2%
300	Associated Banc-Corporation	6,024
17,653	Bank of America Corporation	533,121
155	Bank OZK	6,132
174	BankUnited, Inc.	5,946
97	BOK Financial Corporation	8,619
4,280	Citigroup, Inc.	178,348
919	Citizens Financial Group, Inc.	31,577
218	Comerica, Inc.	15,500
94	Commerce Bancshares, Inc.	6,219
54	Cullen/Frost Bankers, Inc.	7,140
133	East West Bancorp, Inc.	8,930
1,146	Fifth Third Bancorp	36,626
10	First Citizens BancShares, Inc., Class A	7,974
528	First Horizon Corporation	12,091
123	First Republic Bank	16,058
545	FNB Corporation	6,322
338	Hilltop Holdings, Inc.	8,399
2,247	Huntington Bancshares, Inc.	29,615
5,849	JPMorgan Chase & Company	611,220
1,913	KeyCorporation	30,646
196	M&T Bank Corporation	34,559
789	New York Community Bancorp, Inc.	6,730
864	PNC Financial Services Group, Inc.	129,099
1,464	Regions Financial Corporation	29,382
44	Signature Bank	6,644
49	SVB Financial Group(b)	16,453
225	Synovus Financial Corporation	8,440
1,771	Truist Financial Corporation	77,109
2,180	US Bancorp	87,898

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BANKING - 2.2% (Continued)
160	Webster Financial Corporation	$ 7,232
9,274	Wells Fargo & Company	373,000
92	Western Alliance Bancorp	6,048
94	Wintrust Financial Corporation	7,666
262	Zions Bancorp NA	13,325
		2,370,092
	BEVERAGES - 1.4%
4,202	Coca-Cola Company	235,396
28	Coca-Cola Consolidated, Inc.	11,528
4,887	Keurig Dr Pepper, Inc.	175,052
96	Monster Beverage Corporation(b)	8,348
6,573	PepsiCo, Inc.	1,073,108
3,102	Primo Water Corporation	38,930
		1,542,362
	BIOTECH & PHARMA - 17.0%
850	2seventy bio, Inc.(b)	12,368
15,219	AbbVie, Inc.	2,042,542
1,270	ACADIA Pharmaceuticals, Inc.(b)	20,777
274	Agios Pharmaceuticals, Inc.(b)	7,749
158	Albireo Pharma, Inc.(b)	3,059
481	Alector, Inc.(b)	4,550
340	Allogene Therapeutics, Inc.(b)	3,672
483	Alnylam Pharmaceuticals, Inc.(b)	96,677
4,646	Amgen, Inc.	1,047,208
894	Amicus Therapeutics, Inc.(b)	9,333
391	Amphastar Pharmaceuticals, Inc.(b)	10,987
150	AnaptysBio, Inc.(b)	3,827
381	Anavex Life Sciences Corporation(b)	3,932
119	ANI Pharmaceuticals, Inc.(b)	3,825
391	Apellis Pharmaceuticals, Inc.(b)	26,705
208	Arcturus Therapeutics Holdings, Inc.(b)	3,083
326	Arcus Biosciences, Inc.(b)	8,528
148	Arcutis Biotherapeutics, Inc.(b)	2,828
628	Arrowhead Pharmaceuticals, Inc.(b)	20,755

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 17.0% (Continued)
322	Arvinas, Inc.(b)	$ 14,326
539	Atara Biotherapeutics, Inc.(b)	2,037
557	Avid Bioservices, Inc.(b)	10,650
115	Axsome Therapeutics, Inc.(b)	5,131
272	Beam Therapeutics, Inc.(b)	12,958
708	BioCryst Pharmaceuticals, Inc.(b)	8,921
2,849	Biogen, Inc.(b)	760,683
231	Biohaven Pharmaceutical Holding Company Ltd.(b)	34,920
1,218	BioMarin Pharmaceutical, Inc.(b)	103,250
311	Blueprint Medicines Corporation(b)	20,492
570	Bridgebio Pharma, Inc.(b)	5,666
26,323	Bristol-Myers Squibb Company	1,871,302
193	Cassava Sciences, Inc.(b)	8,071
408	Catalyst Pharmaceuticals, Inc.(b)	5,235
265	Cerevel Therapeutics Holdings, Inc.(b)	7,489
139	ChemoCentryx, Inc.(b)	7,181
120	Chinook Therapeutics, Inc.(b)	2,359
457	Coherus Biosciences, Inc.(b)	4,392
599	Corcept Therapeutics, Inc.(b)	15,358
193	Crinetics Pharmaceuticals, Inc.(b)	3,791
388	CTI BioPharma Corporation(b)	2,258
351	Cytokinetics, Inc.(b)	17,006
166	Deciphera Pharmaceuticals, Inc.(b)	3,071
501	Denali Therapeutics, Inc.(b)	15,376
125	Design Therapeutics, Inc.(b)	2,090
143	DICE Therapeutics, Inc.(b)	2,900
785	Dynavax Technologies Corporation(b)	8,195
101	Eagle Pharmaceuticals, Inc.(b)	2,668
525	Editas Medicine, Inc.(b)	6,426
851	Elanco Animal Health, Inc.(b)	10,561
5,675	Eli Lilly and Company	1,835,011
864	Emergent BioSolutions, Inc.(b)	18,135
143	Enanta Pharmaceuticals, Inc.(b)	7,417
1,127	EQRx, Inc.(b)	5,579

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 17.0% (Continued)
517	Erasca, Inc.(b)	$ 4,033
250	Evolus, Inc.(b)	2,013
3,289	Exelixis, Inc.(b)	51,572
454	Fate Therapeutics, Inc.(b)	10,174
942	FibroGen, Inc.(b)	12,255
13,799	Gilead Sciences, Inc.	851,260
157	Global Blood Therapeutics, Inc.(b)	10,692
273	Guardant Health, Inc.(b)	14,696
1,072	Halozyme Therapeutics, Inc.(b)	42,387
159	Harmony Biosciences Holdings, Inc.(b)	7,042
1,552	ImmunoGen, Inc.(b)	7,419
2,147	Incyte Corporation(b)	143,076
185	Inhibrx, Inc.(b)	3,321
1,359	Innoviva, Inc.(b)	15,778
574	Insmed, Inc.(b)	12,364
400	Instil Bio, Inc.(b)	1,936
401	Intellia Therapeutics, Inc.(b)	22,440
510	Intra-Cellular Therapies, Inc.(b)	23,730
1,806	Ionis Pharmaceuticals, Inc.(b)	79,879
931	Iovance Biotherapeutics, Inc.(b)	8,919
2,539	Ironwood Pharmaceuticals, Inc.(b)	26,304
123	iTeos Therapeutics, Inc.(b)	2,343
429	IVERIC bio, Inc.(b)	7,696
14,809	Johnson & Johnson	2,419,198
56	Karuna Therapeutics, Inc.(b)	12,596
106	Keros Therapeutics, Inc.(b)	3,988
295	Kezar Life Sciences, Inc.(b)	2,540
301	Kiniksa Pharmaceuticals Ltd.(b)	3,865
96	Krystal Biotech, Inc.(b)	6,691
257	Kura Oncology, Inc.(b)	3,511
236	Kymera Therapeutics, Inc.(b)	5,138
255	Legend Biotech Corporation - ADR(b)	10,404
97	Ligand Pharmaceuticals, Inc.(b)	8,353
86	Madrigal Pharmaceuticals, Inc.(b)	5,589

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 17.0% (Continued)
1,256	MannKind Corporation(b)	$ 3,881
3,690	Maravai LifeSciences Holdings, Inc.(b)	94,206
20,541	Merck & Company, Inc.	1,768,991
209	Mirati Therapeutics, Inc.(b)	14,597
2,442	Moderna, Inc.(b)	288,767
171	Morphic Holding, Inc.(b)	4,839
5,294	Nektar Therapeutics(b)	16,941
656	Neurocrine Biosciences, Inc.(b)	69,674
262	NGM Biopharmaceuticals, Inc.(b)	3,427
178	Nkarta, Inc.(b)	2,342
654	Novavax, Inc., Class A(b)	11,903
1,693	Nuvation Bio, Inc.(b)	3,792
1,331	Organogenesis Holdings, Inc.(b)	4,312
5,996	Organon & Company	140,306
383	Pacira BioSciences, Inc.(b)	20,372
50,899	Pfizer, Inc.	2,227,340
407	Point Biopharma Global, Inc.(b)	3,146
326	Prestige Consumer Healthcare, Inc.(b)	16,245
54	Prometheus Biosciences, Inc.(b)	3,187
362	PTC Therapeutics, Inc.(b)	18,172
253	Reata Pharmaceuticals, Inc., Class A(b)	6,358
399	Recursion Pharmaceuticals, Inc.(b)	4,245
1,069	Regeneron Pharmaceuticals, Inc.(b)	736,402
481	REGENXBIO, Inc.(b)	12,713
533	Relay Therapeutics, Inc.(b)	11,923
89	Relmada Therapeutics, Inc.(b)	3,295
124	Replimune Group, Inc.(b)	2,141
242	Revance Therapeutics, Inc.(b)	6,534
259	REVOLUTION Medicines, Inc.(b)	5,107
6,962	Royalty Pharma plc, Class A	279,733
287	Sage Therapeutics, Inc.(b)	11,239
1,677	Sana Biotechnology, Inc.(b)	10,062
1,349	Sangamo Therapeutics, Inc.(b)	6,610
414	Sarepta Therapeutics, Inc.(b)	45,764

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	BIOTECH & PHARMA - 17.0% (Continued)
954	Seagen, Inc.(b)	$ 130,536
141	SIGA Technologies, Inc.	1,452
1,662	Sorrento Therapeutics, Inc.(b)	2,609
288	SpringWorks Therapeutics, Inc.(b)	8,217
449	Supernus Pharmaceuticals, Inc.(b)	15,199
157	Syndax Pharmaceuticals, Inc.(b)	3,773
774	TG Therapeutics, Inc.(b)	4,582
332	Travere Therapeutics, Inc.(b)	8,180
650	Ultragenyx Pharmaceutical, Inc.(b)	26,917
312	United Therapeutics Corporation(b)	65,327
597	Vanda Pharmaceuticals, Inc.(b)	5,898
211	Vaxcyte, Inc.(b)	5,064
1,892	Vertex Pharmaceuticals, Inc.(b)	547,810
1,460	Viatris, Inc.	12,439
560	Vir Biotechnology, Inc.(b)	10,797
527	Xencor, Inc.(b)	13,691
210	Zentalis Pharmaceuticals, Inc.(b)	4,549
		18,742,118
	CABLE & SATELLITE - 1.0%
3,390	Altice USA, Inc., Class A(b)	19,764
4	Cable One, Inc.	3,412
642	Charter Communications, Inc., Class A(b)	194,751
24,418	Comcast Corporation, Class A	716,180
4,510	DISH Network Corporation, Class A(b)	62,373
921	Liberty Broadband Corporation - Series C(b)	67,970
		1,064,450
	CHEMICALS - 7.1%
1,637	AdvanSix, Inc.	52,548
259	Air Products and Chemicals, Inc.	60,277
38	Albemarle Corporation	10,049
5,641	American Vanguard Corporation	105,487
101	Ashland, Inc.	9,592
222	Avery Dennison Corporation	36,119
195	Avient Corporation	5,909

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CHEMICALS - 7.1% (Continued)
489	Axalta Coating Systems Ltd.(b)	$ 10,298
366	Cabot Corporation	23,384
201	Celanese Corporation	18,158
7,984	CF Industries Holdings, Inc.	768,460
495	Chemours Company (The)	12,202
865	Codexis, Inc.(b)	5,242
37,625	Corteva, Inc.	2,150,268
288	CVR Partners, L.P.	32,956
2,399	Dow, Inc.	105,388
6,624	DuPont de Nemours, Inc.	333,850
1,133	Eastman Chemical Company	80,500
8,780	Ecolab, Inc.	1,268,007
634	Element Solutions, Inc.	10,315
9,887	FMC Corporation	1,045,056
1,129	GreenLight Biosciences Holdings PBC(b)	2,619
287	Hawkins, Inc.	11,190
129	HB Fuller Company	7,753
662	Huntsman Corporation	16,245
332	International Flavors & Fragrances, Inc.	30,156
335	Intrepid Potash, Inc.(b)	13,256
2,680	LSB Industries, Inc.(b)	38,190
28,047	Mosaic Company	1,355,511
376	PPG Industries, Inc.	41,619
196	RPM International, Inc.	16,329
106	Sensient Technologies Corporation	7,350
234	Sherwin-Williams Company (The)	47,912
378	Trinseo plc	6,925
623	Tronox Holdings plc, Class A	7,632
1,008	Univar Solutions, Inc.(b)	22,922
92	Westlake Corporation	7,993
		7,777,667
	COMMERCIAL SUPPORT SERVICES - 0.7%
1,779	ABM Industries, Inc.	68,011
158	AMN Healthcare Services, Inc.(b)	16,742

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
2,080	Aramark	$ 64,896
176	ASGN, Inc.(b)	15,905
81	Barrett Business Services, Inc.	6,318
335	Brady Corporation, Class A	13,980
299	Brink's Company	14,484
129	Cintas Corporation	50,077
66	Clean Harbors, Inc.(b)	7,259
81	CorVel Corporation(b)	11,213
937	Deluxe Corporation	15,601
445	First Advantage Corporation(b)	5,709
98	FTI Consulting, Inc.(b)	16,240
393	H&R Block, Inc.	16,718
1,677	Healthcare Services Group, Inc.	20,275
496	Heritage-Crystal Clean, Inc.(b)	14,667
294	Insperity, Inc.	30,014
1,655	Kelly Services, Inc., Class A	22,491
161	Kforce, Inc.	9,443
188	Korn Ferry	8,827
1,745	ManpowerGroup, Inc.	112,883
761	Robert Half International, Inc.	58,217
3,152	SP Plus Corporation(b)	98,720
542	Stericycle, Inc.(b)	22,824
221	TriNet Group, Inc.(b)	15,740
655	TrueBlue, Inc.(b)	12,497
71	UniFirst Corporation	11,944
678	Viad Corporation(b)	21,411
		783,106
	CONSTRUCTION MATERIALS - 0.1%
317	Advanced Drainage Systems, Inc.	39,425
79	Carlisle Companies, Inc.	22,152
483	Owens Corning	37,969
		99,546
	CONSUMER SERVICES - 0.0%(a)
19	Graham Holdings Company, Class B	10,222

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	CONSUMER SERVICES - 0.0%(a) (Continued)
778	Matthews International Corporation, Class A	$ 17,435
299	Rent-A-Center, Inc.	5,235
252	Service Corp International	14,550
1,619	WW International, Inc.(b)	6,363
		53,805
	CONTAINERS & PACKAGING - 0.2%
310	AptarGroup, Inc.	29,459
1,070	Berry Global Group, Inc.(b)	49,787
801	Graphic Packaging Holding Company	15,812
217	Greif, Inc., Class B	13,194
3,136	Pactiv Evergreen, Inc.	27,377
654	Sealed Air Corporation	29,110
336	Sonoco Products Company	19,061
		183,800
	DATA CENTER REIT - 0.1%
277	Digital Realty Trust, Inc.	27,473
64	Equinix, Inc.	36,406
		63,879
	DIVERSIFIED INDUSTRIALS - 2.1%
5,463	3M Company	603,662
463	Dover Corporation	53,977
855	Emerson Electric Company	62,603
24,001	General Electric Company	1,485,901
589	Honeywell International, Inc.	98,345
285	Illinois Tool Works, Inc.	51,485
		2,355,973
	E-COMMERCE DISCRETIONARY - 0.7%
1,803	1-800-Flowers.com, Inc., Class A(b)	11,701
5,938	Amazon.com, Inc.(b)	670,993
934	eBay, Inc.	34,381
60	Etsy, Inc.(b)	6,008
262	Overstock.com, Inc.(b)	6,380
214	Wayfair, Inc., Class A(b)	6,966
		736,429

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 0.6%
80	Acuity Brands, Inc.	$ 12,598
119	AMETEK, Inc.	13,496
518	Amphenol Corporation, Class A	34,685
111	Atkore International Group, Inc.(b)	8,637
231	Belden, Inc.	13,865
1,916	Carrier Global Corporation	68,133
150	Cognex Corporation	6,218
2,185	Fortive Corporation	127,385
75	Generac Holdings, Inc.(b)	13,361
94	Hubbell, Inc.	20,962
320	Itron, Inc.(b)	13,475
182	Keysight Technologies, Inc.(b)	28,640
30	Littelfuse, Inc.	5,961
218	National Instruments Corporation	8,227
122	Novanta, Inc.(b)	14,109
206	OSI Systems, Inc.(b)	14,844
325	Otis Worldwide Corporation	20,735
330	Rockwell Automation, Inc.	70,985
92	Roper Technologies, Inc.	33,087
178	Sensata Technologies Holding plc	6,636
350	SMART Global Holdings, Inc.(b)	5,555
189	Trimble, Inc.(b)	10,257
763	Vertiv Holdings Company	7,416
665	Vontier Corporation	11,112
459	Watts Water Technologies, Inc., Class A	57,710
		628,089
	ENGINEERING & CONSTRUCTION - 0.7%
886	AECOM	60,576
217	Dycom Industries, Inc.(b)	20,730
190	EMCOR Group, Inc.	21,941
5,940	Jacobs Solutions, Inc.	644,431
456	Tetra Tech, Inc.	58,610
35	TopBuild Corporation(b)	5,767
		812,055

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ENTERTAINMENT CONTENT - 0.6%
946	Activision Blizzard, Inc.	$ 70,326
456	AMC Networks, Inc., Class A(b)	9,257
194	Electronic Arts, Inc.	22,448
1,005	Endeavor Group Holdings, Inc.(b)	20,361
1,492	Fox Corporation, Class A	45,775
1,139	Lions Gate Entertainment Corporation, Class A(b)	8,463
3,666	Paramount Global, Class B	69,801
666	ROBLOX Corporation, Class A(b)	23,869
393	Take-Two Interactive Software, Inc.(b)	42,837
2,822	Walt Disney Company(b)	266,198
3,156	Warner Bros Discovery, Inc.(b)	36,294
1,373	Warner Music Group Corporation	31,867
		647,496
	FOOD - 3.7%
1,251	B&G Foods, Inc.	20,629
4,116	Campbell Soup Company	193,946
7,171	Conagra Brands, Inc.	233,990
491	Darling Ingredients, Inc.(b)	32,480
3,121	Flowers Foods, Inc.	77,057
23,525	Fresh Del Monte Produce, Inc.	546,720
4,865	General Mills, Inc.	372,708
2,087	Hain Celestial Group, Inc.(b)	35,229
244	Hershey Company	53,795
1,645	Hostess Brands, Inc.(b)	38,230
2,040	Ingredion, Inc.	164,261
369	J & J Snack Foods Corporation	47,774
3,193	J M Smucker Company	438,750
297	John B Sanfilippo & Son, Inc.	22,492
6,363	Kellogg Company	443,247
1,879	Lamb Weston Holdings, Inc.	145,397
73	Lancaster Colony Corporation	10,970
437	McCormick & Company, Inc.	31,145
1,041	Mission Produce, Inc.(b)	15,053
17,309	Mondelez International, Inc., Class A	949,051

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	FOOD - 3.7% (Continued)
456	Post Holdings, Inc.(b)	$ 37,351
1,315	SunOpta, Inc.(b)	11,967
2,977	TreeHouse Foods, Inc.(b)	126,284
686	Utz Brands, Inc.	10,359
		4,058,885
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(a)
177	Louisiana-Pacific Corporation	9,061

	GAS & WATER UTILITIES - 1.9%
2,003	American States Water Company	156,134
9,608	American Water Works Company, Inc.	1,250,578
3,797	California Water Service Group	200,064
6,993	Essential Utilities, Inc.	289,370
397	Middlesex Water Company	30,648
130	Northwest Natural Holding Company	5,639
1,935	SJW Group	111,456
420	York Water Company	16,141
		2,060,030
	HEALTH CARE FACILITIES & SERVICES - 10.8%
2,163	23andMe Holding Company(b)	6,186
797	Acadia Healthcare Company, Inc.(b)	62,309
90	Addus HomeCare Corporation(b)	8,572
469	Agiliti, Inc.(b)	6,711
669	agilon health, Inc.(b)	15,668
236	Amedisys, Inc.(b)	22,842
3,286	AmerisourceBergen Corporation	444,694
857	Anthem, Inc.	389,284
232	Apollo Medical Holdings, Inc.(b)	9,048
8,710	Brookdale Senior Living, Inc.(b)	37,192
1,627	Cano Health, Inc.(b)	14,106
9,758	Cardinal Health, Inc.	650,663
1,277	Catalent, Inc.(b)	92,404
8,842	Centene Corporation(b)	687,996
1,081	Charles River Laboratories International, Inc.(b)	212,741

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.8% (Continued)
37	Chemed Corporation	$ 16,153
1,720	Cigna Corporation	477,248
98,022	Community Health Systems, Inc.(b)	210,747
7,631	CVS Health Corporation	727,768
4,012	DaVita, Inc.(b)	332,073
1,494	Encompass Health Corporation	67,574
1,411	Enhabit, Inc.(b)	19,810
351	Ensign Group, Inc.	27,905
470	Fulgent Genetics, Inc.(b)	17,916
2,851	Hanger, Inc.(b)	53,371
4,463	HCA Healthcare, Inc.	820,255
3,271	Henry Schein, Inc.(b)	215,134
523	Humana, Inc.	253,754
4,117	Invitae Corporation(b)	10,128
3,362	IQVIA Holdings, Inc.(b)	608,993
4,771	Laboratory Corp of America Holdings	977,149
173	LHC Group, Inc.(b)	28,313
1,132	LifeStance Health Group, Inc.(b)	7,494
2,551	McKesson Corporation	867,008
572	Medpace Holdings, Inc.(b)	89,901
205	Molina Healthcare, Inc.(b)	67,617
222	National HealthCare Corporation	14,061
2,773	NeoGenomics, Inc.(b)	23,876
13,049	OPKO Health, Inc.(b)	24,663
724	Option Care Health, Inc.(b)	22,784
6,877	Owens & Minor, Inc.	165,736
938	Patterson Companies, Inc.	22,531
3,416	Pediatrix Medical Group, Inc.(b)	56,398
2,448	Premier, Inc., Class A	83,085
4,675	Quest Diagnostics, Inc.	573,576
2,958	RadNet, Inc.(b)	60,195
4,660	Select Medical Holdings Corporation	102,986
647	Sotera Health Company(b)	4,413
640	Surgery Partners, Inc.(b)	14,976

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 10.8% (Continued)
8,001	Syneos Health, Inc.(b)	$ 377,247
552	Teladoc Health, Inc.(b)	13,993
6,118	Tenet Healthcare Corporation(b)	315,566
2,536	UnitedHealth Group, Inc.	1,280,782
2,498	Universal Health Services, Inc., Class B	220,274
92	US Physical Therapy, Inc.	6,994
		11,940,863
	HEALTH CARE REIT - 0.2%
45,542	Diversified Healthcare Trust	45,090
929	Healthpeak Properties, Inc.	21,293
1,675	Medical Properties Trust, Inc.	19,866
120	National Health Investors, Inc.	6,784
234	Omega Healthcare Investors, Inc.	6,901
1,200	Ventas, Inc.	48,203
589	Welltower, Inc.	37,884
		186,021
	HOME & OFFICE PRODUCTS - 0.1%
1,144	ACCO Brands Corporation	5,606
1,753	Newell Brands, Inc.	24,349
363	Scotts Miracle-Gro Company	15,518
487	Whirlpool Corporation	65,652
		111,125
	HOME CONSTRUCTION - 0.6%
398	Century Communities, Inc.	17,026
1,838	DR Horton, Inc.	123,789
725	Dream Finders Homes, Inc.(b)	7,685
243	Fortune Brands Home & Security, Inc.	13,047
1,121	KB Home	29,056
2,401	Lennar Corporation, Class B	142,884
144	LGI Homes, Inc.(b)	11,717
399	M/I Homes, Inc.(b)	14,456
584	Masco Corporation	27,267
668	MDC Holdings, Inc.	18,317
360	Meritage Homes Corporation(b)	25,297

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	HOME CONSTRUCTION - 0.6% (Continued)
378	Mohawk Industries, Inc.(b)	$ 34,470
12	NVR, Inc.(b)	47,845
1,941	PulteGroup, Inc.	72,788
1,419	Taylor Morrison Home Corporation(b)	33,091
1,136	Toll Brothers, Inc.	47,712
1,366	Tri Pointe Homes, Inc.(b)	20,640
		687,087
	HOTEL REIT - 0.0%(a)
447	Apple Hospitality REIT, Inc.	6,285
1,073	Park Hotels & Resorts, Inc.	12,082
607	RLJ Lodging Trust	6,143
83	Ryman Hospitality Properties, Inc.	6,108
		30,618
	HOTEL REITS - 0.0%(a)
1,829	Host Hotels & Resorts, Inc.	29,045

	HOUSEHOLD PRODUCTS - 4.6%
205	Beauty Health Company (The)(b)	2,417
412	Central Garden & Pet Company, Class A(b)	14,074
3,442	Church & Dwight Company, Inc.	245,896
5,341	Clorox Company	685,731
7,446	Colgate-Palmolive Company	523,082
632	Energizer Holdings, Inc.	15,888
141	Estee Lauder Companies, Inc., Class A	30,442
265	Kimberly-Clark Corporation	29,823
161	Nu Skin Enterprises, Inc., Class A	5,373
26,861	Procter & Gamble Company	3,391,202
2,448	Spectrum Brands Holdings, Inc.	95,545
		5,039,473
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
303	Valmont Industries, Inc.	81,392

	INDUSTRIAL REIT - 0.0%(a)
140	Duke Realty Corporation	6,748

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL REIT - 0.0%(a) (Continued)
262	Prologis, Inc.	$ 26,619
		33,367
	INDUSTRIAL SUPPORT SERVICES - 0.1%
14	AMERCO	7,129
58	Applied Industrial Technologies, Inc.	5,961
356	Fastenal Company	16,390
121	MSC Industrial Direct Company, Inc., Class A	8,810
640	Resideo Technologies, Inc.(b)	12,198
76	SiteOne Landscape Supply, Inc.(b)	7,915
76	United Rentals, Inc.(b)	20,529
74	Watsco, Inc.	19,052
84	WESCO International, Inc.(b)	10,028
70	WW Grainger, Inc.	34,244
		142,256
	INFRASTRUCTURE REIT - 0.1%
138	American Tower Corporation	29,629
493	Crown Castle, Inc.	71,263
76	SBA Communications Corp., A	21,633
		122,525
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
2,409	Bank of New York Mellon Corporation	92,795
2,474	BGC Partners, Inc., Class A	7,768
175	Cboe Global Markets, Inc.	20,540
203	CME Group, Inc.	35,957
173	Evercore, Inc., Class A	14,229
943	Goldman Sachs Group, Inc.	276,346
200	Interactive Brokers Group, Inc., Class A	12,782
527	Intercontinental Exchange, Inc.	47,614
1,554	Jefferies Financial Group, Inc.	45,843
462	Lazard Ltd., Class A	14,705
165	Moelis & Company, Class A	5,579
3,650	Morgan Stanley	288,387
339	Nasdaq, Inc.	19,215
311	Northern Trust Corporation	26,609

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 0.9% (Continued)
61	Piper Sandler Cos	$ 6,389
150	SEI Investments Company	7,358
1,318	State Street Corporation	80,148
406	StoneX Group, Inc.(b)	33,674
29	Virtu Financial, Inc., Class A	602
		1,036,540
	INSURANCE - 2.0%
1,399	Aflac, Inc.	78,624
57	Alleghany Corporation(b)	47,844
1,971	Allstate Corporation	245,448
289	American Equity Investment Life Holding Company	10,777
290	American Financial Group, Inc.	35,650
1,842	American International Group, Inc.	87,458
205	Arthur J Gallagher & Company	35,100
294	Assurant, Inc.	42,709
431	Brighthouse Financial, Inc.(b)	18,714
209	Brown & Brown, Inc.	12,640
470	Cincinnati Financial Corporation	42,098
154	CNA Financial Corporation	5,683
708	CNO Financial Group, Inc.	12,723
1,134	Equitable Holdings, Inc.	29,881
57	Erie Indemnity Company, Class A	12,672
7,446	Genworth Financial, Inc., Class A(b)	26,061
178	Globe Life, Inc.	17,747
208	Hanover Insurance Group, Inc.	26,653
1,419	Hartford Financial Services Group, Inc.	87,893
522	Jackson Financial, Inc., Class A	14,486
480	Kemper Corporation	19,805
1,188	Lincoln National Corporation	52,165
1,832	Loews Corporation	91,307
39	Markel Corporation(b)	42,285
652	Marsh & McLennan Companies, Inc.	97,337
617	Mercury General Corporation	17,535
2,854	MetLife, Inc.	173,466

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INSURANCE - 2.0% (Continued)
2,046	Old Republic International Corporation	$ 42,823
717	Principal Financial Group, Inc.	51,732
1,718	Progressive Corporation	199,648
2,230	Prudential Financial, Inc.	191,288
389	Radian Group, Inc.	7,504
523	Reinsurance Group of America, Inc.	65,799
198	Selective Insurance Group, Inc.	16,117
1,087	Travelers Companies, Inc.	166,528
1,004	Unum Group	38,955
388	Voya Financial, Inc.	23,474
691	W R Berkley Corporation	44,625
		2,233,254
	INTERNET MEDIA & SERVICES - 4.4%
79	Airbnb, Inc., CLASS A(b)	8,298
43,582	Alphabet, Inc., Class A(b)	4,168,619
29	Booking Holdings, Inc.(b)	47,653
313	Expedia Group, Inc.(b)	29,325
247	GoDaddy, Inc., Class A(b)	17,507
1,941	IAC, Inc.(b)	107,493
2,188	Meta Platforms, Inc., Class A(b)	296,868
603	Netflix, Inc.(b)	141,970
1,291	Opendoor Technologies, Inc.(b)	4,015
361	Pinterest, Inc., Class A(b)	8,411
1,813	Snap, Inc., Class A(b)	17,804
214	Twitter, Inc.(b)	9,382
50	VeriSign, Inc.(b)	8,685
		4,866,030
	LEISURE FACILITIES & SERVICES - 0.5%
579	AMC Entertainment Holdings, Inc., Class A(b)	4,036
594	Cinemark Holdings, Inc.(b)	7,193
169	Hilton Grand Vacations, Inc.(b)	5,558
422	Hilton Worldwide Holdings, Inc.	50,902
289	Hyatt Hotels Corporation, Class A(b)	23,397
291	Live Nation Entertainment, Inc.(b)	22,128

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	LEISURE FACILITIES & SERVICES - 0.5% (Continued)
60	Madison Square Garden Sports Corporation(b)	$ 8,200
817	Marriott International, Inc., Class A	114,494
121	Marriott Vacations Worldwide Corporation	14,745
311	Six Flags Entertainment Corporation(b)	5,505
2,579	Starbucks Corporation	217,306
489	Travel + Leisure Company	16,685
57	Vail Resorts, Inc.	12,291
162	Wyndham Hotels & Resorts, Inc.	9,939
		512,379
	LEISURE PRODUCTS - 0.0%(a)
226	Camping World Holdings, Inc., CLASS A	5,722
233	Hasbro, Inc.	15,709
550	Mattel, Inc.(b)	10,417
272	Topgolf Callaway Brands Golf Company(b)	5,239
		37,087
	MACHINERY - 4.1%
6,813	AGCO Corporation	655,206
575	Alamo Group, Inc.	70,305
632	Caterpillar, Inc.	103,699
6,868	Deere & Company	2,293,158
147	Donaldson Company, Inc.	7,204
452	Energy Recovery, Inc.(b)	9,826
830	Enovis Corporation(b)	38,238
4,089	Evoqua Water Technologies Corporation(b)	135,223
370	Flowserve Corporation	8,991
940	Franklin Electric Company, Inc.	76,807
127	Graco, Inc.	7,614
551	Hillenbrand, Inc.	20,233
668	Hyster-Yale Materials Handling, Inc., Class A	14,369
71	IDEX Corporation	14,189
329	Ingersoll Rand, Inc.	14,233
36	Kadant, Inc.	6,005
339	Kennametal, Inc.	6,977
86	Lincoln Electric Holdings, Inc.	10,812

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MACHINERY - 4.1% (Continued)
304	Lindsay Corporation	$ 43,557
76	MSA Safety, Inc.	8,305
92	Nordson Corporation	19,529
243	Parker-Hannifin Corporation	58,881
87	Regal Rexnord Corporation	12,211
123	Snap-on, Inc.	24,766
102	Standex International Corporation	8,328
309	Stanley Black & Decker, Inc.	23,240
299	Terex Corporation	8,892
134	Toro Company (The)	11,588
9,011	Xylem, Inc.	787,201
		4,499,587
	MEDICAL EQUIPMENT & DEVICES - 5.2%
153	10X Genomics, Inc., Class A(b)	4,357
3,625	Abbott Laboratories	350,755
79	ABIOMED, Inc.(b)	19,407
1,290	Adaptive Biotechnologies Corporation(b)	9,185
823	Agilent Technologies, Inc.	100,036
51	Align Technology, Inc.(b)	10,563
323	Alphatec Holdings, Inc.(b)	2,823
351	AngioDynamics, Inc.(b)	7,181
299	Artivion, Inc.(b)	4,138
112	AtriCure, Inc.(b)	4,379
5	Atrion Corporation	2,825
671	Avanos Medical, Inc.(b)	14,614
33,676	Avantor, Inc.(b)	660,050
5,352	Baxter International, Inc.	288,259
1,729	Becton Dickinson and Company	385,273
236	Bio-Rad Laboratories, Inc., Class A(b)	98,445
48	Bio-Techne Corporation	13,632
6,756	Boston Scientific Corporation(b)	261,660
586	Bruker Corporation	31,093
355	Cardiovascular Systems, Inc.(b)	4,920
122	CareDx, Inc.(b)	2,076

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.2% (Continued)
464	Cerus Corporation(b)	$ 1,670
257	CONMED Corporation	20,604
120	Cooper Companies, Inc.	31,668
722	Cue Health, Inc.(b)	2,173
3,251	Danaher Corporation	839,702
709	DENTSPLY SIRONA, Inc.	20,100
484	DexCom, Inc.(b)	38,981
1,213	Edwards Lifesciences Corporation(b)	100,230
291	Envista Holdings Corporation(b)	9,548
633	Exact Sciences Corporation(b)	20,566
354	Globus Medical, Inc., Class A(b)	21,088
354	Haemonetics Corporation(b)	26,207
1,435	Hologic, Inc.(b)	92,586
197	ICU Medical, Inc.(b)	29,668
76	IDEXX Laboratories, Inc.(b)	24,761
404	Illumina, Inc.(b)	77,079
38	Inari Medical, Inc.(b)	2,760
200	Inogen, Inc.(b)	4,856
11	Inspire Medical Systems, Inc.(b)	1,951
78	Insulet Corporation(b)	17,893
1,340	Integer Holdings Corporation(b)	83,388
697	Integra LifeSciences Holdings Corporation(b)	29,525
589	Intuitive Surgical, Inc.(b)	110,402
33	iRhythm Technologies, Inc.(b)	4,134
115	Lantheus Holdings, Inc.(b)	8,088
51	LeMaitre Vascular, Inc.	2,585
173	Masimo Corporation(b)	24,421
207	Meridian Bioscience, Inc.(b)	6,527
413	Merit Medical Systems, Inc.(b)	23,339
35	Mettler-Toledo International, Inc.(b)	37,944
728	Myriad Genetics, Inc.(b)	13,890
174	NanoString Technologies, Inc.(b)	2,222
431	Natera, Inc.(b)	18,886
176	Neogen Corporation(b)	2,459

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.2% (Continued)
182	Nevro Corporation(b)	$ 8,481
665	NuVasive, Inc.(b)	29,134
456	Orthofix Medical, Inc.(b)	8,714
90	Penumbra, Inc.(b)	17,064
535	PerkinElmer, Inc.	64,377
521	QuidelOrtho Corporation(b)	37,241
41	Repligen Corporation(b)	7,672
281	ResMed, Inc.	61,342
4,112	SmileDirectClub, Inc.(b)	3,723
2,857	SomaLogic, Inc.(b)	8,285
1,872	Stryker Corporation	379,155
72	Surmodics, Inc.(b)	2,189
200	Tandem Diabetes Care, Inc.(b)	9,570
287	Teleflex, Inc.	57,819
1,322	Thermo Fisher Scientific, Inc.	670,506
757	Varex Imaging Corporation(b)	16,003
134	Veracyte, Inc.(b)	2,224
177	Waters Corporation(b)	47,707
177	West Pharmaceutical Services, Inc.	43,556
2,099	Zimmer Biomet Holdings, Inc.	219,450
		5,721,784
	METALS & MINING - 0.1%
1,475	Compass Minerals International, Inc.	56,832
78	Encore Wire Corporation	9,012
763	Freeport-McMoRan, Inc.	20,853
461	Southern Copper Corporation	20,671
		107,368
	MORTGAGE FINANCE - 0.1%
1,188	AGNC Investment Corporation	10,003
570	Annaly Capital Management, Inc.	9,773
221	Blackstone Mortgage Trust, Inc., Class A	5,158
1,183	Chimera Investment Corporation	6,175
2,170	New Residential Investment Corporation	15,884
641	PennyMac Mortgage Investment Trust	7,551

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	MORTGAGE FINANCE - 0.1% (Continued)
440	Starwood Property Trust, Inc.	$ 8,017
		62,561
	MULTI ASSET CLASS REIT - 0.0%(a)
774	American Finance Trust, Inc.	4,551
209	Apartment Income REIT Corporation	8,072
562	Vornado Realty Trust	13,016
109	WP Carey, Inc.	7,608
		33,247
	OFFICE REIT - 0.2%
489	Alexandria Real Estate Equities, Inc.	68,552
309	American Assets Trust, Inc.	7,947
444	Boston Properties, Inc.	33,287
1,052	Brandywine Realty Trust	7,100
306	Douglas Emmett, Inc.	5,487
235	Highwoods Properties, Inc.	6,336
1,650	Hudson Pacific Properties, Inc.	18,068
238	Kilroy Realty Corporation	10,022
940	Paramount Group, Inc.	5,856
199	SL Green Realty Corporation	7,992
		170,647
	PUBLISHING & BROADCASTING - 0.1%
5,009	Clear Channel Outdoor Holdings, Inc.(b)	6,862
4,533	Gannett Company, Inc.(b)	6,935
360	Gray Television, Inc.	5,155
1,701	iHeartMedia, Inc., Class A(b)	12,468
263	New York Times Company (The), Class A	7,561
1,580	News Corporation, Class B	24,365
79	Nexstar Media Group, Inc.	13,182
524	Sinclair Broadcast Group, Inc., Class A	9,479
515	TEGNA, Inc.	10,650
		96,657
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(a)
234	American Homes 4 Rent, Class A	7,678

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 0.0%(a) (Continued)
337	Invitation Homes, Inc.	$ 11,380
		19,058
	REAL ESTATE SERVICES - 0.2%
3,274	Anywhere Real Estate, Inc.(b)	26,552
1,663	CBRE Group, Inc., Class A(b)	112,270
1,879	Compass, Inc.(b)	4,359
496	eXp World Holdings, Inc.	5,560
492	Jones Lang LaSalle, Inc.(b)	74,326
1,073	Newmark Group, Inc., Class A	8,648
		231,715
	RENEWABLE ENERGY - 0.1%
393	EnerSys	22,861
141	First Solar, Inc.(b)	18,650
759	Sunrun, Inc.(b)	20,941
		62,452
	RESIDENTIAL REIT - 0.1%
106	AvalonBay Communities, Inc.	19,524
65	Camden Property Trust	7,764
126	Equity LifeStyle Properties, Inc.	7,918
304	Equity Residential	20,435
50	Essex Property Trust, Inc.	12,112
82	Mid-America Apartment Communities, Inc.	12,716
63	Sun Communities, Inc.	8,526
201	UDR, Inc.	8,384
		97,379
	RETAIL - CONSUMER STAPLES - 2.1%
2,157	Albertsons Companies, Inc.	53,623
573	Big Lots, Inc.	8,945
319	Dollar General Corporation	76,515
312	Dollar Tree, Inc.(b)	42,463
56	Five Below, Inc.(b)	7,710
117	PriceSmart, Inc.	6,738
2,790	SpartanNash Company	80,966
935	Sprouts Farmers Market, Inc.(b)	25,946

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - CONSUMER STAPLES - 2.1% (Continued)
1,729	Target Corporation	$ 256,566
24,804	Walgreens Boots Alliance, Inc.	778,846
7,057	Walmart, Inc.	915,293
		2,253,611
	RETAIL - DISCRETIONARY - 1.7%
548	Aaron's Company, Inc.	5,327
364	Abercrombie & Fitch Company, Class A(b)	5,660
520	Academy Sports & Outdoors, Inc.	21,934
67	Advance Auto Parts, Inc.	10,475
780	American Eagle Outfitters, Inc.	7,589
48	Asbury Automotive Group, Inc.(b)	7,253
203	AutoNation, Inc.(b)	20,680
10	AutoZone, Inc.(b)	21,419
779	Bath & Body Works, Inc.	25,395
171	Beacon Roofing Supply, Inc.(b)	9,357
1,267	Bed Bath & Beyond, Inc.(b)	7,716
4,566	Best Buy Company, Inc.	289,210
93	BlueLinx Holdings, Inc.(b)	5,775
151	Builders FirstSource, Inc.(b)	8,897
145	Burlington Stores, Inc.(b)	16,224
290	CarMax, Inc.(b)	19,146
351	Designer Brands, Inc., Class A	5,374
410	Dick's Sporting Goods, Inc.	42,902
59	Dillard's, Inc., Class A	16,093
88	Floor & Decor Holdings, Inc., Class A(b)	6,183
484	Foot Locker, Inc.	15,067
1,209	GameStop Corporation, Class A(b)	30,382
3,281	Gap, Inc.	26,937
114	Genuine Parts Company	17,022
147	GMS, Inc.(b)	5,881
56	Group 1 Automotive, Inc.	8,001
1,336	Home Depot, Inc.	368,657
2,239	Kohl's Corporation	56,311
69	Lithia Motors, Inc.	14,804

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	RETAIL - DISCRETIONARY - 1.7% (Continued)
1,491	Lowe's Companies, Inc.	$ 280,025
4,662	Macy's, Inc.	73,054
2,283	Nordstrom, Inc.	38,195
26	O'Reilly Automotive, Inc.(b)	18,287
94	Penske Automotive Group, Inc.	9,252
449	Petco Health & Wellness Company, Inc.(b)	5,011
5,268	Qurate Retail, Inc.	35,664
20	RH(b)	4,921
707	Ross Stores, Inc.	59,579
110	Rush Enterprises, Inc., Class B	5,270
664	Sally Beauty Holdings, Inc.(b)	8,366
157	Sonic Automotive, Inc., Class A	6,798
2,108	TJX Companies, Inc.	130,949
185	Tractor Supply Company	34,388
53	Ulta Beauty, Inc.(b)	21,263
382	Urban Outfitters, Inc.(b)	7,506
365	Victoria's Secret & Company(b)	10,629
731	Warby Parker, Inc.(b)	9,752
77	Williams-Sonoma, Inc.	9,074
		1,863,654
	RETAIL REIT - 0.1%
361	Brixmor Property Group, Inc.	6,668
62	Federal Realty Investment Trust	5,587
1,287	Kimco Realty Corporation	23,694
141	Realty Income Corporation	8,206
104	Regency Centers Corporation	5,600
436	Simon Property Group, Inc.	39,131
		88,886
	SELF-STORAGE REIT - 0.0%(a)
58	Extra Space Storage, Inc.	10,017
79	Public Storage	23,132
		33,149
	SEMICONDUCTORS - 1.3%
584	Advanced Micro Devices, Inc.(b)	37,002

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 1.3% (Continued)
459	Amkor Technology, Inc.	$ 7,826
240	Analog Devices, Inc.	33,442
1,290	Applied Materials, Inc.	105,690
384	Azenta, Inc.	16,458
308	Broadcom, Inc.	136,755
219	Cirrus Logic, Inc.(b)	15,067
400	Coherent Corporation(b)	13,940
100	Diodes, Inc.(b)	6,491
169	Entegris, Inc.	14,030
16,544	Intel Corporation	426,339
80	IPG Photonics Corporation(b)	6,748
99	KLA Corporation	29,960
156	Lam Research Corporation	57,096
341	Marvell Technology, Inc.	14,632
425	Microchip Technology, Inc.	25,938
2,653	Micron Technology, Inc.	132,915
122	MKS Instruments, Inc.	10,082
545	NVIDIA Corporation	66,158
473	ON Semiconductor Corporation(b)	29,482
321	Qorvo, Inc.(b)	25,491
1,097	QUALCOMM, Inc.	123,939
248	Skyworks Solutions, Inc.	21,147
67	Synaptics, Inc.(b)	6,634
213	Teradyne, Inc.	16,007
580	Texas Instruments, Inc.	89,772
826	Vishay Intertechnology, Inc.	14,695
		1,483,736
	SOFTWARE - 3.2%
126	Adobe, Inc.(b)	34,675
108	Akamai Technologies, Inc.(b)	8,675
23	ANSYS, Inc.(b)	5,099
64	Autodesk, Inc.(b)	11,955
12,339	Avaya Holdings Corporation(b)	19,619
56	Cadence Design Systems, Inc.(b)	9,152

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SOFTWARE - 3.2% (Continued)
280	Change Healthcare, Inc.(b)	$ 7,697
94	Concentrix Corporation	10,493
4,767	ContextLogic, Inc.(b)	3,499
574	Dropbox, Inc., Class A(b)	11,893
295	Ebix, Inc.	5,596
364	Evolent Health, Inc., Class A(b)	13,079
328	Fortinet, Inc.(b)	16,115
65	Intuit, Inc.	25,176
12,790	Microsoft Corporation	2,978,790
588	NortonLifeLock, Inc.	11,842
259	Oak Street Health, Inc.(b)	6,351
560	Omnicell, Inc.(b)	48,737
2,779	Oracle Corporation	169,714
75	Palo Alto Networks, Inc.(b)	12,284
479	R1 RCM, Inc.(b)	8,876
336	Salesforce, Inc.(b)	48,330
24	ServiceNow, Inc.(b)	9,063
227	SS&C Technologies Holdings, Inc.	10,839
35	Synopsys, Inc.(b)	10,693
535	VMware, Inc., Class A	56,956
57	Workday, Inc., Class A(b)	8,677
65	Zoom Video Communications, Inc., Class A(b)	4,783
		3,568,658
	SPECIALTY FINANCE - 0.6%
1,389	American Express Company	187,390
864	Bread Financial Holdings, Inc.	27,173
1,349	Capital One Financial Corporation	124,337
609	Discover Financial Services	55,370
1,676	Fidelity National Financial, Inc.	60,671
904	First American Financial Corporation	41,674
4,506	loanDepot, Inc.	5,948
570	MGIC Investment Corporation	7,307
236	Mr Cooper Group, Inc.(b)	9,558
473	OneMain Holdings, Inc.	13,963

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SPECIALTY FINANCE - 0.6% (Continued)
172	PennyMac Financial Services, Inc.	$ 7,379
468	PROG Holdings, Inc.(b)	7,011
311	Stewart Information Services Corporation	13,572
1,866	Synchrony Financial	52,603
72	Walker & Dunlop, Inc.	6,029
		619,985
	SPECIALTY REITS - 0.0%(a)
649	Iron Mountain, Inc.	28,537
110	Lamar Advertising Company, Class A	9,074
352	Outfront Media, Inc.	5,347
		42,958
	TECHNOLOGY HARDWARE - 4.9%
691	3D Systems Corporation(b)	5,514
19,739	Apple, Inc.	2,727,929
249	Arista Networks, Inc.(b)	28,110
418	Arrow Electronics, Inc.(b)	38,535
574	Avnet, Inc.	20,733
1,674	Benchmark Electronics, Inc.	41,482
418	Ciena Corporation(b)	16,900
7,891	Cisco Systems, Inc.	315,640
3,979	CommScope Holding Company, Inc.(b)	36,647
3,130	Corning, Inc.	90,833
19,477	Dell Technologies, Inc., Class C	665,528
72	F5, Inc.(b)	10,421
10,320	Hewlett Packard Enterprise Company	123,634
23,424	HP, Inc.	583,725
3,415	Jabil, Inc.	197,080
1,020	Juniper Networks, Inc.	26,642
410	Knowles Corporation(b)	4,990
148	Lumentum Holdings, Inc.(b)	10,148
145	Motorola Solutions, Inc.	32,476
818	NCR Corporation(b)	15,550
420	NetApp, Inc.	25,977
250	NETGEAR, Inc.(b)	5,010

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY HARDWARE - 4.9% (Continued)
1,121	Plexus Corporation(b)	$ 98,155
246	Pure Storage, Inc., Class A(b)	6,733
949	Sanmina Corporation(b)	43,730
664	Snap One Holdings Corporation(b)	6,733
466	Super Micro Computer, Inc.(b)	25,663
268	TD SYNNEX Corporation	21,759
736	TTM Technologies, Inc.(b)	9,700
28	Ubiquiti, Inc.	8,220
2,495	Western Digital Corporation(b)	81,212
2,319	Xerox Holdings Corporation	30,333
97	Zebra Technologies Corporation, Class A(b)	25,415
		5,381,157
	TECHNOLOGY SERVICES - 1.3%
295	Amdocs Ltd.	23,438
403	Automatic Data Processing, Inc.	91,155
651	Block, Inc., Class A(b)	35,798
120	Booz Allen Hamilton Holding Corporation	11,082
94	Broadridge Financial Solutions, Inc.	13,566
64	CACI International, Inc., Class A(b)	16,708
386	CDW Corporation/DE	60,247
1,665	Cognizant Technology Solutions Corporation, Class A	95,638
10,605	Conduent, Inc.(b)	35,421
3,775	DXC Technology Company(b)	92,412
29	EPAM Systems, Inc.(b)	10,504
214	Equifax, Inc.	36,686
153	Euronet Worldwide, Inc.(b)	11,591
78	ExlService Holdings, Inc.(b)	11,494
18	Fair Isaac Corporation(b)	7,416
696	Fidelity National Information Services, Inc.	52,597
606	Fiserv, Inc.(b)	56,703
29	Gartner, Inc.(b)	8,024
271	Global Payments, Inc.	29,282
301	Green Dot Corporation, Class A(b)	5,713
102	ICF International, Inc.	11,120

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
262	Insight Enterprises, Inc.(b)	$ 21,591
1,375	International Business Machines Corporation	163,363
30	Jack Henry & Associates, Inc.	5,468
6,861	Kyndryl Holdings, Inc.(b)	56,740
289	Mastercard, Inc., Class A	82,174
909	MAXIMUS, Inc.	52,604
607	MoneyGram International, Inc.(b)	6,313
164	Moody's Corporation	39,870
187	Parsons Corporation(b)	7,330
261	Paychex, Inc.	29,287
1,182	PayPal Holdings, Inc.(b)	101,734
123	S&P Global, Inc.	37,558
443	TransUnion	26,354
163	TTEC Holdings, Inc.	7,223
1,161	Unisys Corporation(b)	8,766
91	Verisk Analytics, Inc.	15,518
374	Visa, Inc., Class A	66,441
2,011	Western Union Company	27,149
		1,472,078
	TELECOMMUNICATIONS - 5.0%
51,946	AT&T, Inc.	796,852
451	DigitalBridge Group, Inc. (b)	5,642
500	EchoStar Corporation, Class A(b)	8,235
1,110	Frontier Communications Parent, Inc.(b)	26,007
244	IDT Corporation, Class B(b)	6,059
13,516	Lumen Technologies, Inc.	98,396
1,880	Telephone and Data Systems, Inc.	26,132
1,283	T-Mobile US, Inc.(b)	172,140
115,506	Verizon Communications, Inc.	4,385,762
		5,525,225
	TRANSPORTATION & LOGISTICS - 0.3%
1,152	CH Robinson Worldwide, Inc.	110,948
790	Expeditors International of Washington, Inc.	69,765
976	GXO Logistics, Inc.(b)	34,219

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TRANSPORTATION & LOGISTICS - 0.3% (Continued)
358	Hub Group, Inc., Class A(b)	$ 24,695
196	JB Hunt Transport Services, Inc.	30,658
242	Landstar System, Inc.	34,938
66	Norfolk Southern Corporation	13,837
781	Ryder System, Inc.	58,958
		378,018
	TRANSPORTATION EQUIPMENT - 0.0%(a)
124	Cummins, Inc.	25,235
103	Westinghouse Air Brake Technologies Corporation	8,379
		33,614
	WHOLESALE - CONSUMER STAPLES - 3.8%
5,769	Andersons, Inc. (The)	179,012
17,664	Archer-Daniels-Midland Company	1,421,069
25,310	Bunge Ltd.	2,089,846
445	Calavo Growers, Inc.	14,129
659	Chefs' Warehouse, Inc. (The)(b)	19,091
194	Grocery Outlet Holding Corporation(b)	6,458
3,342	Sysco Corporation	236,313
4,943	United Natural Foods, Inc.(b)	169,891
3,670	US Foods Holding Corporation(b)	97,035
		4,232,844
	WHOLESALE - DISCRETIONARY - 0.1%
390	ePlus, Inc.(b)	16,201
335	G-III Apparel Group Ltd.(b)	5,008
157	PC Connection, Inc.	7,079
456	ScanSource, Inc.(b)	12,043
179	Veritiv Corporation(b)	17,501
		57,832

	TOTAL COMMON STOCKS (Cost $123,151,071)	110,049,609

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 0.0%(a)
	LEISURE FACILITIES & SERVICES — 0.0%(a)
555	AMC Entertainment Holdings, Inc.(b)	–	Perpetual	$ 1,504

	TOTAL PREFERRED STOCKS (Cost $3,514)			1,504

Shares				Fair Value
	RIGHT — 0.0%(a)
	NON-LISTED RIGHT - 0.0% (a)
195	Contra Zogenix, Inc.(c)			129

	TOTAL RIGHT (Cost $129)			129

	TOTAL INVESTMENTS - 99.8% (Cost $123,154,714)			$ 110,051,242
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.2%			239,069
	NET ASSETS - 100.0%			$ 110,290,311

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The value of this security has been determined in good faith under the policies of the Board of Trustees.